Borrowings - Summary of Borrowings (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 36,915,513	¥ 25,927,417
Parent [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	139,054	319,926
Secured Bank borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,343,970	2,991,890
Unsecured Bank Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	35,251,477	22,816,450
Unsecured Bank Borrowings [Member] | Parent [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	138,860	318,785
Unsecured Corporate Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0	388
Unsecured Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	36,595,447	25,808,728
Interest payable	320,066	118,689
Unsecured Borrowings [Member] | Parent [member]
Disclosure of detailed information about borrowings [line items]
Interest payable	¥ 194	¥ 1,141